Net Loss Per Share - Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	25,324,023	52,623,939
MARIADB CORPORATION AB [Member]
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities			230,349,263	183,214,992
Warrant
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	16,351,314	2,192,140
Warrant | MARIADB CORPORATION AB [Member]
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities			4,019,757	9,607,720
Stock options
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	8,972,709	8,548,746
Stock options | MARIADB CORPORATION AB [Member]
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities			42,764,264	48,263,387
Convertible Preferred Shares
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	0	41,883,053
Convertible Preferred Shares | MARIADB CORPORATION AB [Member]
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities			183,565,242	125,343,885